FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
Future minimum lease payments as at December 31, 2020 and 2019 are as follows:

	2020		2019
Amounts in € ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	2,109	1,598	1,946	1,946
After one year but not more than five years	5,833	4,693	3,149	3,149
More than five years	2,615	2,009	1,214	1,214
Balance at December 31	10,557	8,300	6,309	6,309
The following table presents the financial liabilities at year-end 2020, showing the remaining undiscounted contractual amounts due including nominal interest:

Amounts in €’000	2021	2022	2023	2024	2025 and onwards	Total	Prior year total
Trade and other payables	38,816	—	—	—	—	38,816	36,247
Derivative financial liabilities	147	—	—	—	—	147	268
Loans and borrowings	—	—	—	—	—	—	49,601
Other financial liabilities	20,530	—	—	—	—	20,530	40,269
Lease Liabilities	2,109	1,865	1,593	1,231	3,799	10,597	10,215
Convertible Bonds	3,750	3,750	3,750	3,750	126,875	141,875	—
Total	65,352	5,615	5,343	4,981	130,674	211,965	136,600
The table sets out an analysis for each of the period presented of the net position of Loans and borrowings, and Cash and cash equivalents, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in € ‘000	2020	2019
Cash and cash equivalents	167,068	66,299
Loans and borrowings - repayable within one year	—	(49,601)
Convertible bond - repayable within one year	(1,661)
Convertible bond - repayable after one year	(121,927)	—
Net debt	43,480	16,698

Cash and cash equivalents	167,068	66,299
Gross debt - fixed interest rates	(123,588)	(49,601)
Gross debt - variable interest rates	—	—
Net debt	43,480	16,698

Disclosure of maturity analysis for derivative financial liabilities
The following table presents the financial liabilities at year-end 2020, showing the remaining undiscounted contractual amounts due including nominal interest:

Amounts in €’000	2021	2022	2023	2024	2025 and onwards	Total	Prior year total
Trade and other payables	38,816	—	—	—	—	38,816	36,247
Derivative financial liabilities	147	—	—	—	—	147	268
Loans and borrowings	—	—	—	—	—	—	49,601
Other financial liabilities	20,530	—	—	—	—	20,530	40,269
Lease Liabilities	2,109	1,865	1,593	1,231	3,799	10,597	10,215
Convertible Bonds	3,750	3,750	3,750	3,750	126,875	141,875	—
Total	65,352	5,615	5,343	4,981	130,674	211,965	136,600

Disclosure of fair value gain (loss) on revaluation derivatives
The following tables summarizes fair value gain (losses) on revaluation derivatives:

Amounts in € ‘000	2020	2019	2018
Revaluation warrants	60	(209)	(302)
Revaluation conversion rights	—	—	(193)
Total	60	(209)	(495)
The following table presents the liabilities that are measured at fair value at year-end 2020 and 2019:

	2020		2019
Amounts in € ‘000	Level 3	Total	Level 3	Total
Derivative financial liabilities	147	147	268	268
Other financial liabilities	173	173	35,117	35,117
Balance at December 31	320	320	35,385	35,385

Disclosure of significant unobservable inputs used in fair value measurement of liabilities	Accordingly, the fair value of the warrants has been determined through the Black-Scholes model, applying the following parameters as at December 31 in each year:

	2020	2019
Expected time to maturity of warrants in issue	0.9 years	1.9 years
Volatility	53%	58%
Risk-free interest rate	-0.53%	-0.30%

Disclosure of financial assets at carrying and fair value
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in € ‘000	2020		2019
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	168,293	168,293	68,567	68,567
Trade and other receivables	29,236	29,236	25,737	25,737
Liabilities:
Loans and borrowings	—	—	45,590	45,590
Convertible Bond	123,588	123,588	—	—
Lease Liabilities	8,300	8,300	6,309	6,309
Other financial liabilities	20,530	20,530	35,117	35,117
Trade and other payables	38,816	38,816	36,247	36,247
Derivative financial liabilities	147	147	268	268

Disclosure of financial liabilities at carrying and fair value
Movement of derivative financial liabilities for 2020, 2019 and 2018 can be summarized as follows:

Amounts in € ‘000	2020	2019	2018
Balance at January 1,	268	228	10,080
Fair value losses (gains) derivatives	(60)	209	495
Redemption cash settlement	—	—	(1,779)
Conversions into shares	(61)	(169)	(8,568)
Balance at December 31,	147	268	228
Other Financial Liabilities:

Amounts in € ‘000	2020	2019
Current
Contingent consideration	20,357	17,835
Total current	20,357	17,835

Non-current
Contingent consideration	—	17,081
Financial guarantee contracts	173	201
Total non-current	173	17,282
Total	20,530	35,117
The following table includes carrying values and the estimated fair values of financial instruments:

Amounts in € ‘000	2020		2019
	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	168,293	168,293	68,567	68,567
Trade and other receivables	29,236	29,236	25,737	25,737
Liabilities:
Loans and borrowings	—	—	45,590	45,590
Convertible Bond	123,588	123,588	—	—
Lease Liabilities	8,300	8,300	6,309	6,309
Other financial liabilities	20,530	20,530	35,117	35,117
Trade and other payables	38,816	38,816	36,247	36,247
Derivative financial liabilities	147	147	268	268

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities:

	2019	Cashflows	Non - Cash changes						2020
Amounts in €’000			Acquisition	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Loans and borrowings	45,590	(50,088)	—	346	449	—	3,703	*	—
Convertible Bond	—	120,807	—	3,536	650	—	(1,405)	**	123,588
Other financial liabilities	35,117	(18,136)	—	—	—	3,249	300	***	20,530
Lease Liabilities	6,309	(1,913)	3,308	596	—	—	—		8,300
Derivative financial liabilities	268	—	—	—	—	(121)	—		147
Total liabilities from financing activities	87,284	50,670	3,308	4,478	1,099	3,128	2,598		152,565
* Represents for the majority exit fees paid.
** Represents value conversion rights of convertible bonds as reflected in the consolidated Shareholders' Equity.
*** Represents foreign exchange result on the milestone payment.